Rule 497(e)
                                                              File Nos. 33-29180
                                                                   and 811-05823

                                   Supplement
                               dated June 28, 2002
                                       to
                       Statement of Additional Information
                             dated November 30, 2001

                                       for

                          Domini Social Equity Fund(R)
                            Domini Social Bond FundSM


The following non-fundamental restriction has been adopted for the Domini Social Equity Fund effective July 1, 2002:

         The Domini Social Equity Fund will, under normal circumstances and as a matter of operating policy, invest at least 80% of its assets in equity securities and related investments.

The following non-fundamental restriction has been adopted for the Domini Social Index Portfolio effective July 1, 2002:

         The Domini Social Index Portfolio will, under normal circumstances and as a matter of operating policy, invest at least 80% of its assets in securities of companies included in the Domini 400 Social IndexSM and related investments.

The following non-fundamental restriction has been adopted for the Domini Social Bond Fund effective July 1, 2002:

         The Domini Social Bond Fund will, under normal circumstances and as a matter of operating policy, invest at least 80% of its assets in debt instruments.

Compliance with the non-fundamental restrictions set forth above is measured at the time an investment is made.

Shareholders of the Domini Social Equity Fund and shareholders of the Domini Social Bond Fund will be provided with at least 60 days prior notice of any change in the Fund's policy set forth above. Holders of beneficial interests in the Domini Social Index Portfolio (including the Domini Social Equity Fund) will be provided with at least 60 days prior notice of any change in the Portfolio's policy set forth above.



Cusip # 257132100 and 257132209
DSEF/DSBF-SAI  Supp 6/28/02                            Printed on recycled paper